FAIR VALUE MEASUREMENTS (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Fair Value Disclosures [Abstract]
SCHEDULE OF FAIR VALUE ASSUMPTIONS USED IN VALUATION OF SHARE RIGHTS

January 21, 2025
Underlying share price	$9.91
Pre-adjusted value per Share Right	$0.83
Market adjustment(1)	10.0%
Fair value per Share Right	$0.083

(1)	Market adjustment reflects additional factors not fully captured by low volatility selection, which may include likelihood of the Initial Business Combination occurring, market perception of lack of available or suitable targets, or possible post-acquisition decline of stock price prior to beginning of the exercise period. The adjustment is determined by comparing traded right prices to simulated model outputs. The market adjustment was determined by calibrating traded share rights prices as of the valuation dates.

January 21, 2025
Underlying share price	$9.91
Pre-adjusted value per share right	$0.83
Market adjustment(1)	10.0%
Fair value per share right	$0.083

(1)	Market adjustment reflects additional factors not fully captured by low volatility selection, which may include likelihood of the Initial Business Combination occurring, market perception of lack of available or suitable targets, or possible post-acquisition decline of stock price prior to beginning of the exercise period. The adjustment is determined by comparing traded right prices to simulated model outputs. The market adjustment was determined by calibrating traded share rights prices as of the valuation dates.